Note 12 - Summary of Derivative Fair Values (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Financial Instrument Warrants [Member] | Non-Current Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Warrants	$ 1,840,000	$ 3,216,000
Fair Value Assumptions, Expected Volatility Rate	92.67%	88.47%
Warrants	$ 1,840	$ 3,216
Fair Value Assumptions, Expected Volatility Rate	92.67%